Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

13 Right-of-use assets and lease liabilities

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2025
Net carrying amount - beginning of the year	2,606	419	1,005	452	36	487	21	796	5,822
Additions		266	566	91	10	138	20	59	1,150
Depreciation (*)	(176)	(248)	(496)	(76)	(20)	(120)	(10)	(98)	(1,244)
Impairments				(11)	(1)			(2)	(14)
Currency translation differences	(295)	(32)	(14)	1		(10)		(36)	(386)
Other changes	(1)	(53)	(44)	(7)	(2)	(3)	(5)	(29)	(144)
Net carrying amount - end of the year	2,134	352	1,017	450	23	492	26	690	5,184
Gross carrying amount - end of the year	2,844	1,309	2,490	954	101	1,142	53	999	9,892
Provisions for depreciation and impairment	710	957	1,473	504	78	650	27	309	4,708
2024
Net carrying amount - beginning of the year	1,977	449	724	492	17	580	17	578	4,834
Additions	630	294	690	59	53	52	19	317	2,114
Depreciation (*)	(146)	(342)	(391)	(79)	(22)	(132)	(14)	(73)	(1,199)
Impairments			(4)	(21)	(10)			(5)	(40)
Currency translation differences	145	19	5	(1)		7		18	193
Changes in the scope of consolidation		38				5	1	(2)	42
Other changes		(39)	(19)	2	(2)	(25)	(2)	(37)	(122)
Net carrying amount - end of the year	2,606	419	1,005	452	36	487	21	796	5,822
Gross carrying amount - end of the year	3,217	1,235	2,095	873	97	1,067	57	1,049	9,690
Provisions for depreciation and impairment	611	816	1,090	421	61	580	36	253	3,868

(*) Before capitalization of depreciation of tangible and intangible assets

Right-of-use assets (RoU) of €5,184 million mainly related: (i) for €3,634 million (€4,266 million at December 31, 2024) to the Exploration & Production segment and mainly comprised leases of certain FPSO vessels and platforms used in the development of the OCTP offshore projects in Ghana, Area 1 in Mexico and Baleine in Ivory Coast, for a duration between 11 and 15 years including the renewal option, as well as the multi-year rental of drilling rigs, in relation to the lease component only and the rental of naval vessels for shipping activities; (ii) for €538 million (€519 million at December 31, 2024) to the Enilive business line relating to highways concessions, leases of land and of service stations for sale of oil products, equipment rentals with EVS (Eni Virtual Station) cloud architecture for the integrated management of service stations and car fleet dedicated to the car sharing business; (iii) for €532 million (€476 million at December 31, 2024) to the Corporate and Other activities segment mainly regarding property rental contracts (real estate and IT).

The increase referred to: (i) the Exploration & Production segment for €860 million relating to vessels and related logistics equipment for oil & gas transport (€535 million) of which €115 million relating to Eni Trade & Biofuels SpA and the rental of drilling rigs for €266 million. Main contracts concerned assets in Congo, Italy and Mexico; (ii) the Enilive business line for new contracts and extension of existing contracts relating highways concessions, land leases, service station leases and car fleet dedicated to the car sharing business for €141 million; (iii) the Corporate and Other activities segment for €122 million, mainly referred to the extensions of Italian property leasing contracts for €94 million.

 Leasing contracts signed for which the asset is not yet available essentially concern a contract with a nominal value of €331 million relating to lease of Italian office buildings with an expiry date of 20 years.

Main future cash outflows potentially due not reflected in the measurements of lease liabilities related to options for the extension or termination of leases existing as of December 31, 2025 of: (i) ancillary assets in the upstream business for €830 million; (ii) service stations for sale of oil products of €153 million; (iii) Italian office property leases of €166 million.

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2025
Carrying amount at the beginning of the year	1,279	5,174	6,453
Additions		1,150	1,150
Decreases	(1,240)	(10)	(1,250)
Currency translation differences	(73)	(349)	(422)
Other changes	1,297	(1,528)	(231)
Carrying amount at the end of the year	1,263	4,437	5,700
2024
Carrying amount at the beginning of the year	1,128	4,208	5,336
Additions		2,109	2,109
Decreases	(1,194)	(11)	(1,205)
Currency translation differences	36	175	211
Changes in the scope of consolidation	35	15	50
Other changes	1,274	(1,322)	(48)
Carrying amount at the end of the year	1,279	5,174	6,453

Lease liabilities related for €761 million (€616 million at December 31, 2024) to the portion of the liabilities attributable to joint operators in Eni-led projects which will be recovered through partner billing process.

Total cash outflows for leases consisted of the following: (i) cash payments for the main portion of the lease liability for €1,250 million; (ii) cash payments for the interest portion of €324 million.

Lease liabilities stated in U.S. dollars for €3,788 million and in euro for €1,703 million (€4,510 million and €1,723 million at December 31, 2024, respectively).

Other changes in right-of-use assets and lease liabilities essentially related to early termination or renegotiation of lease contracts.

Liabilities for leased assets with related parties are described in note 36 — Transactions with related parties.

The amounts recognised in the profit and loss account consisted of the following:

(€ million)	2025	2024	2023
Other income and revenues
Income from remeasurement of lease liabilities	22	14	17
	22	14	17
Purchases, services and other
Expense from remeasurement of lease liabilities	2	3	3
Short-term leases	69	81	59
Low-value leases	39	37	37
Variable lease payments not included in the measurement of lease liabilities	24	22	20
Capitalized direct cost associated with self-constructed assets - tangible assets	(4)	(5)	(5)
	130	138	114
Depreciation, net impairments and write-offs
Depreciation of RoU leased assets	1,244	1,199	973
Capitalized direct cost associated with self-constructed assets - tangible and intangible assets	(260)	(277)	(199)
Impairments of RoU leased assets	14	40	41
Reversals of RoU leased assets	(2)	(4)	(5)
Write-off of RoU leased assets		3
	996	961	810
Finance income (expense) from leases
Interests on lease liabilities	(348)	(314)	(267)
Capitalized finance expense of RoU leased assets - tangible assets	7	17	11
Net currency translation differences on lease liabilities	62	(36)	19
	(279)	(333)	(237)